Intangible Assets, Net	12 Months Ended
Mar. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
12 INTANGIBLE ASSETS, NET
The following table summarizes th
e
 Group’s intangible assets, net:

	As of March 31, 2019
	Gross Carrying Amount	Accumulated Amortization	Accumulated Impairment Amount	Net Carrying Amount
	RMB	RMB	RMB	RMB
Domain name	12,495	(1,428)	—	11,067
Trademarks	217	(33)	—	184
Insurance agency license	2,848	(320)	—	2,528
Buyer and customer relationship	462,770	(462,770)	—	—
Brand	184,470	(172,110)	(12,360)	—
Strategic business resources	1,424,593	(436,405)	—	988,188
Technology	22,940	(20,926)	(2,014)	—

Total	2,110,333	(1,093,992)	(14,374)	1,001,967

	As of March 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Accumulated Impairment Amount	Net Carrying Amount
	RMB	RMB	RMB	RMB
Domain name	13,196	(2,389)	—	10,807
Trademarks	603	(70)	—	533
Insurance agency license	2,848	(463)	—	2,385
Broadcasting License	86,667	(10,833)	—	75,834
Buyer and customer relationship	462,770	(462,770)	—	—
Brand	184,470	(172,110)	(12,360)	—
Strategic business resources	1,492,404	(768,952)	—	723,452
Technology	22,940	(20,926)	(2,014)	—

Total	2,265,898	(1,438,513)	(14,374)	813,011

Amortization expenses for intangible assets were RMB384,555, RMB194,874 and RMB331,294 for the years ended March 31, 2018, 2019 and 2020, respectively.
In December 2016, the business of Aimei has been terminated primarily because the Group decided to sharpen its focus on its current business model, and to a lesser extent, the operating conditions of the business. As a result, the intangible assets from the acquisition of Aimei were fully impaired. The impairment charge of approximately RMB14,374 (RMB12,360 for brand and RMB2,014 for technology, respectively) was recognized in impairment of goodwill and intangible assets in the Consolidated Statements of Operations and Comprehensive Loss for the year ended March 31, 2017.
In August 2019, the Company (through its VIE, Hangzhou JuanGua) entered into an agreement to acquire the asset of an internet technology company, including an online audio/video broadcasting license (“Broadcasting License”). The transaction was accounted for as an asset acquisition rather than a business combination as the acquiree company did not meet the criteria of a business and substantially all of the fair value of the gross assets acquired would be concentrated in a single asset. Total cash consideration was RMB65,000, of which RMB52,000 has been paid as of March 31, 2020. A deferred tax liability of RMB21,667 was determined by using a simultaneous equation, and this increased the carrying amount of the Broadcasting License. Management made an assessment that the useful life of the Broadcasting License is estimated to be 56 months in view of the current regulatory environment in connection with the renewal of the license and commenced to record related amortization charges starting from September 2019.

As of March 31, 2020, amortization expenses related to the intangible assets for future periods are estimated to be as follows:

For the years ended March 31,	RMB
2021	357,938
2022	351,892
2023	72,381
2024	19,562
2025	2,485
Thereafter	8,753

813,011